Concentrations of Risk - Schedule of Customer Concentration (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SM Prominent Sdn Bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 20,123,827	RM 12,614,057
Percentage of revenues	25.96%	24.26%
Trade receivables	RM 4,619,325	RM 840,220
KLC Ventures Sdn Bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 14,901,768	RM 6,701,850
Percentage of revenues	19.23%	12.89%
Trade receivables	RM 2,642,090	RM 504,341
Rams Solutions Sdn bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 9,426,101	RM 12,585,409
Percentage of revenues	12.16%	24.20%
Trade receivables		RM 2,500,000
Customer Concentration [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 44,451,696	RM 31,901,316
Percentage of revenues	57.35%	61.35%
Trade receivables	RM 7,261,415	RM 3,844,561